Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(4) ($)	Summary Compensation Table Total for non-PEO NEOs(1) ($)	Compensation Actually Paid to non-PEO NEOs(5) ($)	Value of initial fixed $100 investment based on Total Shareholder Return ($)	Net Income (Loss) ($)	Adjusted EBITDA(2) ($)

2025	1,817,792	N/A	1,558,736	N/A	1,246,139	805,107	(38)	2,907,265	12,972,212
2024	864,235	1,194,793	881,867	759,315	672,640	750,547	(24)	(5,796,893)	11,384,557
2023	N/A	706,096	N/A	561,371	541,361	440,384	(31)	(9,752,197)	12,205,717

Company Selected Measure Name		EBITDA
Named Executive Officers, Footnote		Sanjiv Razdan, our President and Chief Executive Officer, was our first PEO (“First PEO”), and Peter D. Holt, our former President and Chief Executive Officer was our second PEO (“Second PEO,” and together with First PEO, “PEO”). For 2025, Scott Bowman, our Chief Financial Officer, and Jake Singleton, our former Chief Financial Officer, were our two non-PEO NEOs. For 2024 and 2023, Jake Singleton, our former Chief Financial Officer, was our only non-PEO NEO.
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation to First PEO	2025	2024	2023

Deduction for amounts reported under “Stock Awards” column in SCT	$(549,999)	$(400,000)	N/A
Deduction for amounts reported under “Option Awards” column in the SCT	—	(236,532)	N/A
Increase for fair value of awards granted during year that remain unvested during that year	444,485	654,164	N/A
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(109,692)	—	N/A
Deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(43,850)	—	N/A
TOTAL ADJUSTMENTS	$(259,056)	$17,632	$—
4.

Adjustments to Determine Compensation to Second PEO	2025	2024	2023

Deduction for amounts reported under “Stock Awards” column in SCT	N/A	$(271,822)	$(271,811)
Increase for fair value of awards granted during year that remain unvested during that year	N/A	—	166,311
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	—	(61,052)
(Deduction) increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	N/A	(2,405)	21,827
Deduction of fair value of awards granted prior to year that were forfeited during year	N/A	(161,251)	—
TOTAL ADJUSTMENTS	$—	$(435,478)	$(144,725)

Non-PEO NEO Average Total Compensation Amount		$ 1,246,139	$ 672,640	$ 541,361
Non-PEO NEO Average Compensation Actually Paid Amount		$ 805,107	750,547	440,384
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation to non-PEO NEOs	2025	2024	2023

Deduction for amounts reported under “Stock Awards” column in SCT	$(421,949)	$(245,688)	$(217,611)
Increase for fair value of awards granted during year that remain unvested during that year	174,260	281,482	139,451
Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	9,047	(27,975)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	8,021	33,066	5,158
Deduction of fair value of awards granted prior to year that were forfeited during year	(201,364)	—	—
TOTAL ADJUSTMENTS	$(441,032)	$77,907	$(100,977)

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEOs, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended 2025, 2024 and 2023.

Compensation Actually Paid vs. Net Income
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEOs, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended 2025, 2024 and 2023.

Compensation Actually Paid vs. Company Selected Measure
The graphs below compare the compensation actually paid to our PEOs and the compensation paid to our remaining NEOs, with (i) our cumulative total shareholder return, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended 2025, 2024 and 2023.

Total Shareholder Return Amount		$ (38)	(24)	(31)
Net Income (Loss)		$ 2,907,265	$ (5,796,893)	$ (9,752,197)
Company Selected Measure Amount		12,972,212	11,384,557	12,205,717
PEO Name	Sanjiv Razdan
Additional 402(v) Disclosure
We provide our PEO and other NEOs with the opportunity to earn incentive awards almost entirely in the form of restricted stock. We believe that the use of equity awards in our performance-based incentive pay program serves to align our PEO’s and NEOs’ interests with our stockholders’ interests in the long term. Our performance-based incentive pay program is based on the general performance of certain company performance measures that advance our core business strategies. We generally seek to incentivize long-term performance and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Thus, the compensation actually paid for our NEOs may not be correlated with our total shareholder return or net income (loss) for any given year, including the years set forth in the table, as the market price of our common stock is affected by many factors and may not reflect the achievement of milestones under our performance-based incentive pay program. However, because a significant portion of our NEOs’ total compensation is in the form of equity, compensation actually paid values for our PEO and other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) is strongly aligned with our total shareholder return. In fiscal years 2025 and 2023, compensation actually paid was lower than the Summary Compensation table total compensation for our PEOs and NEOs primarily due to a decline in our total shareholder return. In fiscal year 2024, compensation actually paid was higher than the Summary Compensation table total compensation for our First PEO and NEOs primarily due to a slight increase in our total shareholder return. In fiscal year 2024, our Second PEO compensation actually paid was lower than the Summary Compensation table due to the forfeitures of unvested awards during the year resulting from his resignation.

Measure:: 1
Pay vs Performance Disclosure
Name		EBITDA
Non-GAAP Measure Description		e base cash bonuses for our PEO and other NEOs under our short-term incentive plan on the achievement of a target Adjusted EBITDA established by our Board of Directors each year. Refer to our definition of Adjusted EBITDA in the preceding table as well as the reference to the reconciliation of net income to Adjusted EBITDA. For 2024 and 2023, cash bonuses for our PEO and other NEOs under our short-term incentive plan were based on the achievement of a target EBITDA.
Razdan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,817,792	$ 864,235
PEO Actually Paid Compensation Amount		1,558,736	881,867
Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,194,793	$ 706,096
PEO Actually Paid Compensation Amount			759,315	561,371
PEO | Razdan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(259,056)	17,632	0
PEO | Razdan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		444,485	654,164
PEO | Razdan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(109,692)	0
PEO | Razdan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(43,850)	0
PEO | Razdan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(549,999)	(400,000)
PEO | Razdan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(236,532)
PEO | Holt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(435,478)	(144,725)
PEO | Holt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	166,311
PEO | Holt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(61,052)
PEO | Holt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,405)	21,827
PEO | Holt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(161,251)	0
PEO | Holt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(271,822)	(271,811)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(441,032)	77,907	(100,977)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		174,260	281,482	139,451
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	9,047	(27,975)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,021	33,066	5,158
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(201,364)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (421,949)	$ (245,688)	$ (217,611)